                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

            Read instructions at end of Form before preparing Form.

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1.       Name and address of issuer:

                  Keynote Series Account
                  1290 Avenue of the Americas
                  New York, NY 10104
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2. The name of each series or class securities for which this form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or
         classes):     [ ]
         EQ Advisors Trust
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3.       Investment Company Act File Number:       811-05457

         Securities Act File Number:       033-33318

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4(a).    Last day of fiscal year for which this Form is filed:

                          December 31, 2005

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4(b). [ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)


Note: If the Form is being filed late, interest must be paid on the registration fee due.

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4(c). [ ] Check box if this is the last time the issuer will be filing this Form.

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5.       Calculation of registration fee:

  (i)               Aggregate sale price of securities sold
                    during the fiscal year pursuant to section

24(f):                                                                                           $   18,702,806
                                                                                                 --------------


  (ii)              Aggregate price of securities redeemed or
                    repurchased during the fiscal year:             $         21,673,132
                                                                     -------------------

  (iii)             Aggregate price of securities redeemed or
                    repurchased during any prior fiscal year
                    ending no earlier than October 11, 1995 that
                    were not previously used to reduce              $                  0
                    registration fees payable to the Commission:      ------------------



  (iv)              Total available redemption credits [add                                       $  21,673,132
                    items 5(ii) and 5(iii):                                                       -------------


  (v)               Net sales -- if Item 5(i) is greater than
                    Item 5(iv) [subtract Item 5(iv) from item
                    5(i):
                                                                                                 $            -
                                                                                                 --------------


  (vi)              Redemption credits available for use in           $      (2,970,326)
                    future years -- if Item 5(i) is less than         ------------------
                    5(iv) [subtract Item 5(iv) from Item 5(i)]:



  (vii)             Multiplier for determining registration fee                                 x       .000107
                    (See Instruction C.9):                                                       --------------


  (viii)            Registration fee due [multiply Item 5(v) by
                    Item 5(viii)] enter "0" if no fee is due:                               =$                0
                                                                                              =================





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6.       Prepaid Shares

         If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: ______________. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:_________________.

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7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):

                                                                +$      0
                                                                   ------------
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8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

                                                                =$      0
                                                                  --------------
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9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:


         Method of Delivery:
                 [ ]     Wire Transfer
                 [ ]     Mail or other means
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                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By (Signature and Title)*          /s/ ROSEMARIE ABRIZIO
                                  -----------------------------
                                  Rosemarie Abrizio
                                  Vice President

Date       March 31, 2006
    ---------------------------

*Please print the name and title of the signing officer below the signature.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNTS

NET ALLOCATIONS FOR 24-F2 CALCULATION
FOR THE YEAR ENDED DECEMBER 31, 2005

                                                                                                                  MONY
                                                                                                                KEY NOTE
-----------------------------------------------------------------------------------------------------------------------------------

      FROM CONTRACTOWNERS TRANSACTIONS:
              CONTRIBUTIONS FROM MONY/MLOA T                                                                       602,757
              Contributions                                                                                        602,757
              Withdrawal and administrative charges
                 Transfers to other Funds and Guaranteed                                                        18,100,050
              Transfers from other Funds and
               Guaranteed Interest Rate Account (Note 1)..                                                               -
                                                                  ----------    ----------      ----------     -----------
                 Total                                                                                          18,702,806
      WITHDRAWAL AND TRANSFERS:                                   ----------    ----------      ----------     -----------
              Benefits and other policy-related
              SURRENDERS - VARIABLE LIFE                                                                                 0
              DEATH CLAIMS - VARIABLE LIFE                                                                               0
              TABULAR COSTS - VARIABLE LIFE                                                                         17,930
                 transactions                                                                                       17,930
              WITHDRAWALS                                                                                        2,181,721
              ASSET MGMT FEE-DEDUCTD FR ACCO                                                                       197,644
              EQUIVEST ANNUAL ADMINIS EXPE                                                                               0
                 Withdrawals and administrative Charges                                                            197,644
                 Transfers to other Funds and Guaranteed
              TRANS TO OTH SEPARATE ACCOUNTS                                                                    18,092,485
              TRANSFER TO G/A- AGIS                                                                                      0
              POLICY LOANS - VARIABLE LIFE                                                                               0
              INTERFUND TRSFRS-VARIABLE LIFE                                                                     1,183,214
              TRANSFERS TO GA                                                                                          138
                 Interest Rate Account (Note 1)..                                                               19,275,837
                                                                  ----------    ----------      ----------     -----------
                 Total                                                                                          21,673,132
                                                                  ----------    ----------      ----------     -----------
              Prior year credits
                                                                  ----------    ----------      ----------     -----------
                                                                                                               $21,673,132
                                                                  ----------    ----------     ----------      -----------
              Net increase (decrease) in net asstes
                 from Contractowners transaction                                                                (2,970,325)
                                                                  ----------    ----------      ----------     -----------

                                              Fee factor                                                         0.0001070
                                                                  ----------    ----------      ----------     -----------
                            Fee as of December 31,  2005                                                                $0
                                                                  ==========    ==========      ==========     ===========

              CONTRIBUTIONS FROM MONY/MLOA T                                                                      (602,757)
              ASSET MGMT FEE-DEDUCTD FR ACCO                                                                       197,644
              EQUIVEST ANNUAL ADMINIS EXPE                                                                               0
              SURRENDERS - VARIABLE LIFE                                                                                 0
              WITHDRAWALS                                                                                        2,181,721
              DEATH CLAIMS - VARIABLE LIFE                                                                               0
              TABULAR COSTS - VARIABLE LIFE                                                                         17,930
              TRANS TO OTH SEPARATE ACCOUNTS                                                                    18,092,485
              TRANSFER TO G/A- AGIS                                                                                      0
              POLICY LOANS - VARIABLE LIFE                                                                               0
              INTERFUND TRSFRS-VARIABLE LIFE                                                                     1,183,214
              TRANSFERS TO GA                                                                                          138
              TRANSFERS FROM OTHER FUNDS TO                                                                    (18,100,050)
              TRANSFERS TO OTHER SA FROM                                                                                 0
                                                                                                                 2,970,325
                                                                                                                         0